Interest Income (Details) - Schedule of interest income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Interest Income Abstract
Interest income from bank deposits	$ 204,081	$ 25,059	$ 138,672
Interest income from financial assets measured at amortized cost	31,604	12,810	20,603
Others	227
Total interest income	$ 235,912	$ 37,869	$ 159,275